Income Taxes	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Income Taxes

Note 9 — Income Taxes

The Company’s net deferred tax assets are as follows:

	December 31, 2023	December 31, 2022
Deferred tax asset/(liability)
Organizational costs/Startup expenses	$436,196	$232,484
Unrealized gain/loss – Trust	(13,661)	(36,940)
	December 31, 2023	December 31, 2022
Net deferred tax asset	422,535	195,544
Valuation allowance	(436,196)	(232,484)
Deferred tax (liability), net of allowance	$(13,661)	$(36,940)

The income tax provision consists of the following:

	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022
Federal
Current	$480,069	$462,271
Deferred	(226,991)	(187,441)

State
Change in valuation allowance	203,712	224,381
Income tax provision	$456,790	$499,211

As of December 31, 2023 and 2022, the Company had $0 in U.S. federal net operating loss carryovers available to offset future taxable income.

In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the years ended December 31, 2023 and 2022, the change in the valuation allowance was $203,712 and $224,381.

A reconciliation of the federal income tax rate to the Company’s effective tax rate is as follows:

	December 31, 2023	December 31, 2022
Statutory federal income tax rate	21.0%	21.0%
Change in fair value of warrant liabilities	(11.4)	(17.4)
Business combination expenses	5.8	—
Penalties and interest	0.2	—
Change in valuation allowance	12.6	2.9
Income tax provision	28.2%	6.5%

The Company files income tax returns in the U.S. federal, New York and New York City jurisdictions and is subject to examination by the various taxing authorities since inception.